Advance from customers	12 Months Ended
Dec. 31, 2016
Advance from customers
Advance from customers

14.Advance from customers

The Group requires its customers to make deposits before sale of PV projects. Such payments are recorded as advances from customers in the Group’s consolidated financial statements, until the sales completed.